Investment Objectives and Goals	May 21, 2026
KraneShares 2x Long ASML Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long ASML Daily ETF,
KraneShares 2x Long BIDU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long BIDU Daily ETF,
KraneShares 2x Long JD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long JD Daily ETF,
KraneShares 2x Long GRAB Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long GRAB Daily ETF,
KraneShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long MELI Daily ETF,
KraneShares 2x Long SE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long SE Daily ETF, and
KraneShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long TSM Daily ETF (each, a “Fund”)